Third Party Debt (Table)	6 Months Ended
Jun. 30, 2014
Third Party Debt
Third Party Debt

. Accrued interest was $116 and $-0- as of June 30, 2014, and December 31, 2013, respectively.

	Note dated
	February 18, 2014	Note dated April 24, 2014	Note dated June 16, 2014
Cash received	$24,903	$17,000	$42,500
Loan proceeds paid directly to service provides	22,597	25,500	10,500
Total face amount	47,500	42,500	53,000
Default amount	23,750	-	-
Total amount	71,250	42,500	53,000
Less: Unamortized discount	(47,835)	-	-
Total convertible note, net	$23,415	$42,500	$53,000